Goodwill and other intangible assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	₩ 60,324	₩ 60,317
Accumulated Amortization	(38,246)	(34,247)
Accumulated Impairment	(21,946)	(17,307)
Net Carrying Amount	132	8,763
Aggregate amortization expense for intangible assets	3,999	4,039	₩ 5,980
Capitalized software development cost
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	29,558	29,558
Accumulated Amortization	(24,174)	(20,226)
Accumulated Impairment	(5,384)	(779)
Net Carrying Amount		8,553
Capitalized R&D costs, costs of software to be sold, leased, or marketed			548
Impairment loss recognized	4,605		779
Capitalized software development cost | Ragnarok Odyssey Ace
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			381
Capitalized software development cost | Game Station
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			244
Capitalized software development cost | Ragnarok Online
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			154
Product Technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	18,599	18,599
Accumulated Amortization	(12,543)	(12,523)
Accumulated Impairment	(6,033)	(6,033)
Net Carrying Amount	23	43
Product Technology | Maestia
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			237
Product Technology | Requiem
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			382
Product Technology | Steal Fighter
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			344
Product Technology | Dragonica
Finite And Indefinite Lived Intangible Assets
Impairment loss recognized			1,424
In-process research and development technology
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	8,503	8,503
Accumulated Impairment	(8,503)	(8,503)
Trademarks
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	586	579
Accumulated Amortization	(440)	(409)
Accumulated Impairment	(37)	(3)
Net Carrying Amount	109	167
Impairment loss recognized	34		3
Other Intangible Assets
Finite And Indefinite Lived Intangible Assets
Gross Carrying Amount	3,078	3,078
Accumulated Amortization	(1,089)	(1,089)
Accumulated Impairment	₩ (1,989)	₩ (1,989)
Impairment loss recognized			₩ 963